Financial Instruments and Risk Management (Narrative) (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash on hand	$ 1,254	$ 926	$ 40,740	$ 32,134
Confidence interval	1.00%	1.00%
Value at risk	$ 13	$ 9
Accrued liabilities	$ 404,187		$ 219,384